UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds a new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Controller
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             11/13/03
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20
Form 13F Information Table Value Total:  $1,112,119
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                   Form 13F File Number               Name
-------------------------  ----------------------------  -----------------------
         1                          28-10289              SPO Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    92,727    5,766,600    SH                DEFINED        1        5,766,600
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    10,367      644,700    SH                DEFINED                   644,700
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104   227,982   24,227,663    SH                DEFINED        1       24,227,663
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104    26,793    2,847,300    SH                DEFINED                 2,847,300
------------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200    32,419    3,929,600    SH                DEFINED        1        3,929,600
------------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200     3,603      436,700    SH                DEFINED                   436,700
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105   243,919   24,465,305    SH                DEFINED        1       24,465,305
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105    19,757    1,981,595    SH                DEFINED                 1,981,595
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       687       66,700    SH                DEFINED        1           66,700
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       167       16,200    SH                DEFINED                    16,200
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101    72,062    2,740,000    SH                DEFINED        1        2,740,000
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101     8,745      332,500    SH                DEFINED                   332,500
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF
INTERNATIONAL INC.    COM     770323103    53,481    2,742,600    SH                DEFINED        1        2,742,600
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF
INTERNATIONAL INC.    COM     770323103     5,940      304,600    SH                DEFINED                   304,600
------------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104    50,639    1,646,800    SH                DEFINED        1        1,646,800
------------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104     5,627      183,000    SH                DEFINED                   183,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102   155,396    7,125,000    SH                DEFINED        1          155,396
------------------------------------------------------------------------------------------------------------------------------------
HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102     8,179      375,000    SH                DEFINED                   375,000
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY
CORPORATION           COM     976657106    88,950    2,909,700    SH                DEFINED        1        2,909,700
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY
CORPORATION           COM     976657106     4,680      153,100    SH                DEFINED                   153,100
------------------------------------------------------------------------------------------------------------------------------------